General & Administrative Expenses - Summary of activity for restricted stock awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted common stock
Outstanding beginning of period	1,376,820	1,385,832	919,515	493,523
Outstanding end of period	1,086,331	1,376,820	1,385,832	919,515
Granted	900,000	824,000	850,000	750,000
Exercised*	1,132,988	833,012	383,683	324,008
Forfeited	57,501
Share options
Outstanding	310,000	310,000	310,000	310,965
Forfeited			965
Weighted average exercise price **
Outstanding	$ 9.64	$ 9.64	$ 9.64	$ 9.64